Provisions for Legal Proceedings	9 Months Ended
Sep. 30, 2024
Provisions for Legal Proceedings [Abstract]
Provisions for legal proceedings

18 Provisions for legal proceedings

The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for these deemed probable based on estimated costs determined by management as follow:

Breakdown:
	September 30, 2024	December 31, 2023
Current liabilities	210,057	197,440
Non-current liabilities	271,256	315,953
	481,313	513,393

	September 30, 2024				December 31, 2023
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total

Brasil	98,754	69,944	101,151	269,849	107,940	73,502	133,006	314,448
USA	—	210,056	—	210,056	—	197,439	—	197,439
Others jurisdictions	61	43	1,304	1,408	64	48	1,394	1,506
Total	98,815	280,043	102,455	481,313	108,004	270,989	134,400	513,393

	Labor		Civil			Tax and Social Security
Jurisdiction	Brazil	Other	Brazil	USA	Other	Brazil	Other

Balance at January 1, 2024	107,940	64	73,502	197,440	47	133,006	1,394
Additions, reversals and changes in estimates	49,708	4,220	15,133	81,226	(4,320)	(23,804)	627
Payments	(52,202)	(4,381)	(15,923)	(68,640)	108	(1,875)	81
Indexation	5,352	495	5,715	—	(257)	8,251	(318)
Exchange rate variation	(12,043)	(338)	(8,483)	30	4,465	(14,427)	(480)
Balance at September 30, 2024	98,755	60	69,944	210,056	43	101,151	1,304

Balance at January 1, 2023	99,187	83	48,539	174,240	21	104,126	1,294
Additions, reversals and changes in estimates	46,185	(721)	20,678	42,200	1,099	18,682	(68)
Payments	(50,413)	(494)	(15,009)	(90,300)	(1,008)	(459)	(96)
Indexation	8,140	(185)	12,759	—	727	10,479	2,143
Exchange rate variation	2,767	1,375	948	—	(818)	6,352	(1,975)
Balance at September 30, 2023	105,866	58	67,915	126,140	21	139,180	1,298

Civil legal proceedings (probable loss):

United States

The civil legal proceedings involve class-action lawsuits alleging violations of federal and state antitrust laws, as well as laws governing unfair competition, unjust enrichment, unusual business practices, and consumer protection related to beef, pork and chicken sales, as well as Canada and US State Matters. As of the nine-month period ending September 30, 2024, a provision of US$81,226 (US$42,200 as of September 30, 2023), was recognized. During this period, payments amounted to US$68,640 (US$90,300 as of September 30, 2023), leaving a remaining provision of US$210,056 (US$126,140 as of September 30, 2023).

The Company, together with its legal department and external counsel, continues to monitor the progress of the antitrust cases and believes that the accounting provisions recorded as of the date of these interim financial statements are sufficient to cover the associated risk.

Legal proceedings (possible loss):

In the nine-month period ended September 30, 2024, the Company did not identify any significant changes in the amount of the legal proceedings which the probability of loss is considered possible.